Subsequent Events	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events
Note 10 - Subsequent Events
Management has evaluated subsequent events and transactions that occurred through the date the consolidated financial statements were issued. Other than disclosed above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Rigetti Holdings Inc
Subsequent Events
16.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events occurring between the most recent balance sheet date and March 7, 2022, the date through which these financial statements were available to be issued.
Debt Financing
—In January 2022, the Company entered into the third amendment of the Loan Agreement to increase the debt commitment to $32.0 million. The amendment allows the Company to draw an additional $5.0 million immediately with an additional $8.0 million to be drawn at the sole discretion of the note holder. The Company drew the additional $5.0 million upon signing the amendment.

Other modifications per the amendment included: 1) Extension of Equity Milestone to raise capital of at least $75.0 million from February 1 to April 1, 2022; and 2) Defined Exit Fee percentage for the additional $5.0 million commitment be 20% of any amount advanced under the amendment. In conjunction with the amendment, Rigetti Holdings, Inc. also guaranteed Rigetti & Co, LLC’s payment of all monetary amounts owed and performance of all covenants, obligations and liabilities.
Equity Plan
—On January 25, 2022, Rigetti granted 4,963,065 RSUs to officers and executives of the company, half of which vest over a period of 12 months and the other half vest over a period of 48 months from the date of grant.
Collaboration Agreement
—In connection with the Forward Warrant Agreement (Note 11), the Company entered into a collaboration agreement (“Collaboration Agreement”) effective as of January 13, 2022 with its strategic partner. Under the Collaboration Agreement, both parties will (i)collaborate to identify appropriate use cases and applications of interest to large cloud computing customers; (ii) develop an initial proof of concept (“PoC”) to allow internal and select joint customers to evaluate workloads under the defined use cases using the collaborative products; (iii) using the data gathered from the PoC, develop a joint go-to-market strategy and collaterals to showcase the benchmarks and value proposition of using the PoC to solve real-world problems in a novel manner;(iv) develop a commercially viable Quantum Simulator offering addressing use cases and applications to enable demonstrations thereof for such customers in calendar year 2022; and (v) take all such other efforts reasonably necessary to promote, market and monetize such Quantum Simulator offering for the benefit of both Parties.
Merger Closing
—On March 2, 2022, as contemplated by the Merger Agreement described in Note 1, Rigetti, Supernova and Supernova Partners Acquisition Company II consummated the Merger Agreement.
The related events that occurred in connection with the merger are summarized below:

•
On March 1, 2022, pursuant to the Merger Agreement, Supernova filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which Supernova was domesticated and continues as a Delaware corporation, changing its name to “Rigetti Computing, Inc.”

•
As a result of and upon the effective time of the Domestication, among other things, (1) each then issued and outstanding Supernova Class A ordinary share converted automatically, on a one-for-one
basis, into a share of New Rigetti Common Stock; (2) each then issued and outstanding Supernova Class B ordinary share converted automatically, on a one-for-one
basis, into a share of New Rigetti Common Stock; (3) each then issued and outstanding warrant of Supernova converted automatically into a warrant to acquire one share of New Rigetti Common Stock (the “New Rigetti Warrants”) pursuant to the Warrant Agreement, dated March 1, 2021, between Supernova and American Stock Transfer & Trust Company, as warrant agent; and (4) each then issued and outstanding unit of Supernova (the “Supernova Units”) was separated and converted automatically into one share of New Rigetti Common Stock and one-fourth
of one New Rigetti Warrant. No fractional shares were issued upon exercise of the New Rigetti.

•
On the Closing Date, pursuant to the Merger Agreement, New Rigetti consummated the merger transaction contemplated by the Merger Agreement, following approval at the Extraordinary General Meeting on February 28, 2022, whereby (i) the First Merger occurred and (ii) immediately following the consummation of the Fist Merger, the Second Merger occurred.

•
Immediately prior to the effective time of the First Merger, all shares of Legacy Rigetti Preferred Stock converted into shares of Legacy Rigetti Common Stock in accordance with the Amended and Restated Certificate of Incorporation of Legacy Rigetti (the “Legacy Rigetti Preferred Stock Conversion”).

•
Each share of Legacy Rigetti Common Stock (including Legacy Rigetti Common Stock resulting from the Legacy Rigetti Preferred Stock Conversion) that was issued and outstanding immediately prior to the First Merger was cancelled and converted into 78,959,579 shares of New Rigetti Common Stock.

•
Each warrant to purchase Legacy Rigetti Common Stock converted into a warrant to purchase shares of New Rigetti Common Stock subject to the same terms and conditions as were applicable to the original Legacy Rigetti warrants, and with an exercise price and number of shares of New Rigetti Common Stock purchasable based on the Exchange Ratio and other terms contained in the Merger Agreement.

•
Each option to purchase Legacy Rigetti Common Stock converted Into An Option To Purchase Shares Of New Rigetti Common Stock Subject To The Same Terms And Conditions As Were Applicable To The Original Legacy Rigetti Options, And With An Exercise Price And Number Of Shares Of New Rigetti Common Stock Purchasable Based On The Exchange Ratio And Other Terms Contained In The Merger Agreement.

•
Each Restricted Share Of Legacy Rigetti Common Stock Was Exchanged For Restricted Shares Of New Rigetti Common Stock Subject To The Same Terms And Conditions As Were Applicable To The Original Legacy Restricted Shares, And With The Number Of Shares Of New Rigetti Common Stock Based On The Exchange Ratio And Other Terms Contained In The Merger Agreement.

•
Each Legacy Rigetti Restricted Stock Unit Award Converted Into A Restricted Stock Unit Award To Receive Shares Of New Rigetti Common Stock Subject To The Same Terms And Conditions As Were Applicable To The Original Legacy Restricted Stock Unit Awards, And With The Number Of Shares Of New Rigetti Common Stock To Which The Restricted Stock Unit Award Relates Based On The Exchange Ratio And Other Terms Contained In The Merger Agreement.

Other Related Events That Occurred In connection with the Business Combination are summarized below:

•
The issuance and sale of (i) 10,251,000 shares of New Rigetti Common Stock for a purchase price of $10.00 per share and (ii) 4,390,244 shares of New Rigetti Common Stock for a purchase price of $10.25 per share, generated aggregate gross proceeds of $147.5 million in PIPE Financing pursuant to the Subscription Agreements.

•
Pursuant to the Sponsor Support Agreement, at the Closing (i) 2,479,000 shares of New Rigetti Common Stock held by the Sponsor (the “Promote Sponsor Vesting Shares”) became subject to vesting and are considered unvested and will only vest if, during the five year period following the Closing, the volume weighted average price of New Rigetti Common Stock equals or exceeds $12.50 for any twenty trading days within a period of thirty consecutive trading days, and (ii) 580,273 shares of New Rigetti Common Stock held by the Sponsor (“Sponsor Redemption-Based Vesting Shares”) became subject to vesting and considered unvested and will only vest if, during the five year period following the Closing, the volume weighted average price of New Rigetti Common Stock equals or exceeds $15.00 for any twenty trading days within a period of thirty consecutive trading days (collectively, the Promote Sponsor Vesting Shares and Sponsor

Redemption-Based Vesting Shares, “Sponsor Earn Out Shares”). Any Sponsor Earn Out Shares that remain unvested after the fifth anniversary of the Closing will be forfeited.

•
In connection with the execution of the Merger Agreement, Legacy Rigetti entered into a warrant subscription agreement with a strategic partner, Ampere, for the purchase of a warrant for an aggregate purchase price (including amounts from exercise) of $10,000,000. At the Closing, the warrant agreement was assumed by New Rigetti as a result of the Mergers. The warrant provides for the purchase of an aggregate of 1,000,000 shares of New Rigetti Common Stock at an exercise price of $0.0001. Ampere is required to pay $5.0 million no later than (i) the Closing or (ii) June 30, 2022, and upon such payment the warrant will vest and be exercisable by Ampere with respect to 500,000 shares of New Rigetti Common Stock pursuant to the terms of the warrant. No such purchase or payment has been made as of the Closing Date regarding this first $5.0 million. Ampere is required to pay an additional $5.0 million no later than the second anniversary of the date of the warrant subscription agreement, and upon such payment, the warrant will vest and be exercisable by Ampere with respect to the remaining 500,000 shares of New Rigetti Common Stock pursuant to the terms of the warrant.